Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other long-term assets [Abstract]
Other receivables	$ 0.0	$ 0.5
Deferred tax asset	1.3	2.6
Call Spread (see note 18)	2.3	2.8
Tax refunds	0.2	4.2
Right-of-use lease asset, non-current	2.2	0.0
Prepaid fees	9.2	9.5
Total	$ 15.2	$ 19.6